Stockholders' Equity and Pro Forma Earnings Per Share - Calculation of Diluted Earnings Per Share (Details) - USD ($)	1 Months Ended	3 Months Ended									9 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Oct. 11, 2016	Nov. 24, 2014	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Basic loss per share:
Net loss	$ (11,399,297)	$ (57,705,896)	$ (56,322,878)	$ (2,978,626)	$ (8,403,337)	$ (23,364,969)	$ (21,100,922)	$ (3,709,903)	$ (5,041,493)	$ 8,032,887	$ (32,085,117)	$ 9,388,749	$ (92,452,828)	[1],[2]	$ (21,819,431)	[1],[2]	$ 4,477,977	[1],[2]
Basic (in USD per share)		$ (1.61)		$ (0.10)	$ (0.28)	$ (0.78)	$ (0.70)	$ (0.12)	$ (0.17)	$ 0.27			$ (2.94)		$ (0.73)		$ 0.21
Diluted loss per share:
Net (loss) income	$ (11,399,297)	$ (57,705,896)	$ (56,322,878)	$ (2,978,626)	$ (8,403,337)	$ (23,364,969)	$ (21,100,922)	$ (3,709,903)	$ (5,041,493)	$ 8,032,887	$ (32,085,117)	$ 9,388,749	$ (92,452,828)	[1],[2]	$ (21,819,431)	[1],[2]	$ 4,477,977	[1],[2]
Weighted average shares outstanding (in shares)		35,951,087		30,000,000	30,000,000	30,000,000							31,500,000	[1]	30,000,000	[1]	21,056,073	[1]
Weighted average number of shares outstanding, diluted (in shares)													31,500,000		30,000,000		21,056,073
Diluted loss per share (in USD per share)		$ (1.61)		$ (0.10)	$ (0.28)	$ (0.78)	$ (0.70)	$ (0.12)	$ (0.17)	$ 0.27			$ (2.94)		$ (0.73)		$ 0.21
Restricted Stock
Diluted loss per share:
Incremental common shares attributable to dilutive effect of share-based payment arrangements													0

[1]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.
[2]	Financial information has been recast to include the financial position and results attributable to Sturgeon. See Note 15.